SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred cost of goods sold		$ 21,086
Deferred cost of goods sold, net balance		21,086
Total		$ 21,086